Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Arrangement Involving Legal Form Of Lease [Abstract]
Cash outflow for leases	₩ 464,337	₩ 468,360	₩ 492,772
Increase decrease in right of use assets	₩ 405,453	₩ 426,854